Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (46,000,000)	$ (22,000,000)
Write-offs	15,000,000	11,000,000
Additions to allowance for doubtful accounts	(25,000,000)	(35,000,000)
Allowance for doubtful accounts – ending	(56,000,000)	(46,000,000)
Additions to allowance for doubtful accounts related to the COVID-19 pandemic	25,000,000	35,000,000
COVID-19 Pandemic
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Additions to allowance for doubtful accounts	0	(14,000,000)
Additions to allowance for doubtful accounts related to the COVID-19 pandemic	$ 0	$ 14,000,000